VIRTUS AVIVA MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS

(Unaudited)

JULY 31, 2019

($ reported in thousands)

	Par Value	Value

FOREIGN GOVERNMENT SECURITY—2.1%
Indonesia Treasury Bond 8.250%, 7/15/21(1)	10,226,000IDR	$755
TOTAL FOREIGN GOVERNMENT SECURITY
(Identified Cost $790)		755
	Shares
COMMON STOCKS—2.3%
Industrials—0.1%
Safran SA(2)(3)	246	36

Information Technology—1.2%
InterXion Holding NV(4)	315	24
Micron Technology, Inc.(4)	3,463	155
Samsung Electronics Co. Ltd.	4,081	155
SK Hynix, Inc.	2,005	128

		462

Real Estate—1.0%
CoreSite Realty Corp.	592	62
Crown Castle International Corp.	526	70
CyrusOne, Inc.	815	47
Digital Realty Trust, Inc.	584	67
Equinix, Inc.	136	68
SBA Communications, Corp.(4)	208	51

		365
TOTAL COMMON STOCKS
(Identified Cost $796)		863
EXCHANGE-TRADED FUNDS—11.2%
Invesco Emerging Markets Sovereign Debt ETF(5)	70,157	2,056
iShares JP Morgan USD Emerging Markets Bond ETF(5)	17,926	2,038
TOTAL EXCHANGE-TRADED FUNDS
(Identified Cost $3,865)		4,094

		Value

PURCHASED OPTIONS—0.2%
(See open purchased options schedule)
Total Purchased Options
(Premiums paid $180)		$71
TOTAL LONG-TERM INVESTMENTS—15.8%
(Identified Cost $5,631)		5,783
Shares
SHORT-TERM INVESTMENT—61.3%
Money Market Mutual Fund—61.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.22%) Class I(5)	22,416,438	22,416
TOTAL SHORT-TERM INVESTMENT
(Identified Cost $22,416)		22,416
TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—77.1%
(Identified Cost $28,047)		$28,199
WRITTEN OPTIONS—(0.2)%
(See open written options schedule)
Total Written Options
(Premiums received $63)		(57)
TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—76.9%
(Identified Cost $27,984)		$28,142
Other assets and liabilities, net—23.1%		8,443

NET ASSETS—100.0%		$36,585

Abbreviations:
ETF Exchange-Traded Fund
LIBOR London Interbank Offered Rate
QTR Quarterly
TERM Payment Frequency at Termination

Footnote Legend:

(1)	Par value reported in thousands.
(2)	Security valued at fair value as determined in good faith by or under the direction of the Trustees.
(3)	Non-tradable security.
(4)	Non-income producing.
(5)	Shares of these funds are publicly offered, and the prospectus and annual reports of each are publicly available.

Counterparties:
BNP	BNP Paribas
CITI	Citibank
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.
ML	Merrill Lynch

Foreign Currencies:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	United Kingdom Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
SGD	Singapore Dollar
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

See Notes to Schedule of Investments

VIRTUS AVIVA MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JULY 31, 2019

($ reported in thousands)

Open purchased option contracts as of July 31, 2019 were as follows:
Description of Options	Counterparty	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Options
Put USD 295 versus Call TRY 1,180	CITI	295,000	$1,180	$4.00	05/04/20	$	—(2)
Put USD 590 versus Call TRY 2,360	CITI	590,000	2,360	4.00	06/04/20		—(2)
Euro Stoxx 50 Index	JPM	24	828	3,450.00	08/16/19		8
Swiss Market Index	JPM	18	1,791	9,950.00	09/20/19		33
S&P 500® Index	JPM	3	879	2,930.00	08/16/19		6
Call Options
FTSE 100 Index	JPM	12	924	7,700.00	09/20/19		7
S&P 500® Index	JPM	20	6,100	3,050.00	08/16/19		8
DJ Euro Stoxx Banks	JPM	77	2,714	3,525.00	08/16/19		9
Total							$71

Footnote Legend:

(1)	Strike price not reported in thousands.
(2)	Amount is less than $500.

Open written option contracts as of July 31, 2019 were as follows:
Description of Options	Counterparty	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options
DJ Euro Stoxx Banks	JPM	24	$(828)	$3,450.00	08/16/19	$(12)
Swiss Market Index	JPM	18	(1,791)	9,950.00	09/20/19	(26)
S&P 500® Index	JPM	3	(879)	2,930.00	08/16/19	(19)
Total						$(57)

Footnote Legend:

(1)	Strike price not reported in thousands.

Futures contracts as of July 31, 2019 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value/Unrealized Appreciation (Depreciation)
TOPIX Index Future	September 2019	4	$576	$10
U.S. Ultra Bond Future	September 2019	25	4,439	159
E-Mini Health Care Select Sector Future	September 2019	20	1,831	11
Euro Stoxx 50 Future	September 2019	47	1,801	(32)
FTSE 100 Index Future	September 2019	1	91	3
MSCI Emerging Markets Index Future	September 2019	22	1,128	23
S&P 500 E-Mini Future	September 2019	8	1,193	29
Stoxx Europe Mid 200 Index Future	September 2019	21	534	(4)
Total				$199

See Notes to Schedule of Investments

VIRTUS AVIVA MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JULY 31, 2019

($ reported in thousands)

Forward foreign currency exchange contracts as of July 31, 2019 were as follows:
Currency Purchased	Value(1)	Currency Sold	Value(1)	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
AUD(2)	150	JPY	11,326	BNP	08/21/19	$—	$(2)
AUD(2)	145	JPY	10,990	ML	08/21/19	—	(2)
CAD(2)	1,959	USD	1,458	GS	08/21/19	27	—
CAD(2)	1,020	USD	762	JPM	08/21/19	11	—
EUR(2)	1,533	USD	1,731	JPM	08/21/19	—	(31)
EUR(2)	135	USD	153	JPM	09/18/19	—	(3)
EUR(2)	82	USD	92	ML	09/18/19	—	(1)
EUR(2)	180	NOK	1,746	ML	10/17/19	3	—
GBP(2)	89	USD	117	CITI	08/21/19	—	(8)
GBP(2)	698	USD	882	JPM	08/21/19	—	(32)
GBP(2)	63	USD	81	ML	08/21/19	—	(4)
JPY(2)	143,258	AUD	1,858	JPM	08/21/19	47	—
JPY(2)	34,541	USD	320	CITI	08/21/19	—	(2)
JPY(2)	21,526	USD	200	CITI	08/21/19	—	(2)
JPY(2)	227,590	USD	2,080	GS	08/21/19	15	—
JPY(2)	133,439	USD	1,223	JPM	08/21/19	6	—
KRW(2)	522,900	USD	446	CITI	08/21/19	—	(4)
KRW(2)	155,578	USD	135	JPM	08/21/19	—	(3)
MXN(2)	16,545	USD	852	CITI	08/21/19	8	—
NOK(2)	22,286	EUR	2,284	BNP	10/17/19	—	(23)
SGD(2)	610	USD	447	ML	09/18/19	—	(3)
TWD(2)	1,800	USD	58	CITI	08/21/19	—	(—)(3)
TWD(2)	6,803	USD	220	JPM	08/21/19	—	(1)
TWD(2)	39,416	USD	1,277	CITI	09/18/19	—	(6)
USD(2)	2,169	CAD	2,916	BNP	08/21/19	—	(41)
USD(2)	47	CAD	64	JPM	08/21/19	—	(1)
USD(2)	1,268	EUR	1,122	BNP	08/21/19	24	—
USD(2)	438	EUR	388	GS	08/21/19	8	—
USD(2)	26	EUR	23	JPM	08/21/19	1	—
USD(2)	558	GBP	425	CITI	08/21/19	40	—
USD(2)	558	GBP	425	JPM	08/21/19	40	—
USD(2)	847	JPY	92,370	JPM	08/21/19	—	(4)
USD(2)	314	JPY	33,715	ML	08/21/19	3	—
USD(2)	1,196	KRW	1,395,491	CITI	08/21/19	15	—
USD(2)	1,197	KRW	1,395,491	ML	08/21/19	17	—
USD(2)	827	MXN	16,545	CITI	08/21/19	—	(34)
USD(2)	2,080	TWD	64,127	JPM	08/21/19	15	—
USD(2)	134	ZAR	2,000	CITI	08/21/19	—	(5)
USD(2)	863	ZAR	13,114	ML	08/21/19	—	(49)
USD(2)	1,917	ZAR	28,050	ML	08/21/19	—	(33)
USD(2)	2,823	EUR	2,500	JPM	09/18/19	44	—
USD(2)	1,587	SGD	2,166	CITI	09/18/19	10	—
USD(2)	2,511	TWD	78,814	BNP	09/18/19	—	(30)
USD(2)	769	AUD	1,106	CITI	10/17/19	11	—
ZAR(2)	28,050	USD	1,975	JPM	08/21/19	—	(25)
ZAR(2)	15,114	USD	1,033	ML	08/21/19	18	—
Total						$363	$(349)

Footnote Legend:

(1)	Reported in thousands.
(2)	Non deliverable forward. See Notes to Schedules of Investments.
(3)	Amount is less than $500.

See Notes to Schedule of Investments

VIRTUS AVIVA MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JULY 31, 2019

($ reported in thousands)

Centrally Cleared credit default swaps - sell protection(1) outstanding as of July 31, 2019 was as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)		Value	Premiums Paid	Unrealized Appreciation	Unrealized (Depreciation)
iTRAXX Europe	QTR	JPM	5.000%	06/20/24	2,949	EUR	$385	$372	$13	$—
Total							$385	$372	$13	$—

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally cleared inflation swaps outstanding as of July 31, 2019 were as follows:
Fixed Rate	Floating Rate	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
3.591%(1)	1-Month-UKRPI	TERM	JPM	05/15/29	2,520 GBP	$(70)	$—	$—	$(70)
Total						$(70)	$—	$—	$(70)

Footnote Legend:

(1)	Fund pays the floating rate and receives the fixed rate.

Centrally cleared interest rate swaps outstanding as of July 31, 2019 were as follows:
Fixed Rate	Floating Rate	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
2.303%(1)	3-Month LIBOR	TERM	JPM	06/16/41	627 USD	$(13)	$—	$—	$(13)
1.756%(2)	3-Month LIBOR	TERM	JPM	06/16/23	5,230 USD	5	—	5	—
1.754%(2)	3-Month LIBOR	TERM	JPM	06/16/23	5,235 USD	5	—	5	—
2.304%(1)	3-Month LIBOR	TERM	JPM	06/16/41	627 USD	(13)	—	—	(13)
1.755%(2)	3-Month LIBOR	TERM	JPM	06/16/23	10,580 USD	9	—	9	—
2.280%(1)	3-Month LIBOR	TERM	JPM	06/16/41	1,263 USD	(21)	—	—	(21)
1.540%(2)	6-Month LIBOR	TERM	JPM	06/21/25	15,229 AUD	34	—	34	—
1.528%(2)	6-Month LIBOR	TERM	JPM	06/21/25	15,231 AUD	32	—	32	—
Total						$38	$—	$85	$(47)

Footnote Legend:

(1)	Fund pays the fixed rate and receives the floating rate.
(2)	Fund pays the floating rate and receives the fixed rate.

See Notes to Schedule of Investments

VIRTUS AVIVA MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JULY 31, 2019

($ reported in thousands)

Over-the-counter variance swaps outstanding as of July 31, 2019 were as follows:

Referenced Entity	Strike Price	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation

S&P 500® Composite Stock Price Index(1)	$21.00	TERM	ML	12/20/19	16 USD	$63	$—	$63	$—
Hang Seng China Enterprises Index(2)	28.05	TERM	JPM	12/30/19	180 HKD	189	—	189	—
S&P 500® Composite Stock Price Index(1)	22.90	TERM	Soc Gen	12/20/19	1 USD	5	—	5	—
S&P 500® Composite Stock Price Index(1)	22.75	TERM	JPM	12/20/19	1 USD	5	—	5	—
S&P 500® Composite Stock Price Index(1)	27.90	TERM	ML	12/17/21	44 USD	(91)	—	—	(91)
Hang Seng China Enterprises Index(2)	28.05	TERM	JPM	12/30/21	493 HKD	(312)	—	—	(312)
Hang Seng China Enterprises Index(2)	27.10	TERM	Soc Gen	12/30/19	6 HKD	(6)	—	—	(6)
Hang Seng China Enterprises Index(2)	26.50	TERM	JPM	12/30/19	5 HKD	(5)	—	—	(5)

Total						$(152)	$—	$262	$(414)

Footnote Legend:

(1)	Fund pays the variance payment and receives the fixed strike price.
(2)	Fund pays the fixed strike price and receives the variance payment.

The following table summarizes the market value of the Fund’s investments as of July 31, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedules of Investments):

	Total Value at July 31, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Foreign Government Security	$755	$—	$755
Equity Securities:
Common Stocks	863	544	319
Exchange-Traded Funds	4,094	4,094	—
Money Market Mutual Fund	22,416	22,416	—
Other Financial Instruments:
Purchased Options	71	71	—(1)
Futures Contracts	235	235	—
Forward Foreign Currency Exchange Contracts	363	—	363
Centrally Cleared Interest Rate Swaps	85	—	85
Over-the-Counter Variance Swaps	262	—	262
Centrally Cleared Credit Default Swap	385	—	385

Total Assets	29,529	27,360	2,169

Liabilities:
Other Financial Instruments:
Written Options	(57)	(57)	—
Futures Contracts	(36)	(36)	—
Forward Foreign Currency Exchange Contracts	(349)	—	(349)
Centrally Cleared Inflation Swaps	(70)	—	(70)
Centrally Cleared Interest Rate Swaps	(47)	—	(47)
Over-the-Counter Variance Swaps	(414)	—	(414)

Total Liabilities	(973)	(93)	(880)

Total Investments	$28,556	$27,267	$1,289

(1)	Amount is less than $500

There were no securities valued using significant unobservable inputs (Level 3) at July 31, 2019.

There were no transfers into or out of Level 3 related to securities held at July 31, 2019.

See Notes to Schedule of Investments

VIRTUS DUFF & PHELPS SELECT MLP AND ENERGY FUND

SCHEDULE OF INVESTMENTS

(Unaudited)

JULY 31, 2019

($ reported in thousands)

	Shares	Value

EXCHANGE-TRADED FUND—2.7%
JPMorgan Alerian MLP Index ETN(1)	9,870	$247

TOTAL EXCHANGE-TRADED FUND
(Identified Cost $273)		247

MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES—94.2%
Diversified—30.1%
Energy Transfer LP	43,620	627
Enterprise Products Partners LP	21,655	652
Kinder Morgan, Inc.	20,660	426
MPLX LP	10,651	313
ONEOK, Inc.	6,470	453
Pembina Pipeline Corp.	6,315	229

		2,700

Downstream/Other—15.9%
Chart Industries, Inc.(2)	2,000	151
Cheniere Energy, Inc.(2)	10,702	697
Delek US Holdings, Inc.	3,575	154
Marathon Petroleum Corp.	4,425	250
PBF Energy, Inc. Class A	4,000	112
Tellurian, Inc.(2)	10,445	64

		1,428

Electric, LDC & Power—2.2%
NextEra Energy Partners LP	4,025	196

Gathering/Processing—12.1%
Antero Midstream Corp.	28,715	262
Hess Midstream Partners LP	6,270	126
Rattler Midstream LP(2)	6,200	115
Targa Resources Corp.	11,330	441
Western Midstream Partners LP	5,355	145

		1,089

Marine/Shipping—6.5%
GasLog Ltd.	10,000	142

	Shares	Value

Marine/Shipping—continued
GasLog Partners LP	9,045	$195
Golar LNG Ltd.	14,570	247

		584

Natural Gas Pipelines—14.5%
Tallgrass Energy LP	11,400	218
TC Energy Corp.	5,755	282
Williams Cos., Inc. (The)	32,300	796

		1,296

Petroleum Transportation & Storage—11.5%
Genesis Energy LP	7,000	160
Magellan Midstream Partners LP	2,640	175
Plains GP Holdings LP Class A	25,024	604
SemGroup Corp. Class A	7,500	95

		1,034

Upstream—1.4%
Anadarko Petroleum Corp.	1,665	123

TOTAL MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES
(Identified Cost $8,571)		8,450

TOTAL LONG-TERM INVESTMENTS—96.9%
(Identified Cost $8,844)		8,697

SHORT-TERM INVESTMENT—1.7%
Money Market Mutual Fund—1.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.22%) Class I(1)	149,354	149

TOTAL SHORT-TERM INVESTMENT
(Identified Cost $149)		149

Value
TOTAL INVESTMENTS—98.6%
(Identified Cost $8,993)	$8,846
Other assets and liabilities, net—1.4%	124

NET ASSETS—100.0%	$8,970

Abbreviations:

ETN    Exchange-Traded Note

LP       Limited Partnership

MLP    Master Limited Partnership

Footnote Legend:

(1)  Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

(2)  Non-income producing.

Country Weightings†

United States	88%
Canada	6
Bermuda	4
Marshall Island	2

Total	100%

† % of total investments as of July 31, 2019.

Ownership Structure (Unaudited)†,† †

Major Midstream Companies	31%
Midstream MLP	25
Embedded General Partner	23
MLP Affiliate & Other	15
Foreign LP	2
Cash & Other	4

Total	100%

† % of total investments as of July 31, 2019.

See Notes to Schedule of Investments

VIRTUS DUFF & PHELPS SELECT MLP AND ENERGY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JULY 31, 2019

($ reported in thousands)

†† Midstream MLPs are publicly traded limited partnerships and limited liability companies that are treated as partnerships for federal income tax purposes and operate and own assets used in transporting, storing, gathering, processing, treating, or marketing of natural gas, natural gas liquids, crude oil, and refined products.

Foreign LPs are offshore entities organized as partnerships or limited liability companies but elect to be treated as corporations for U.S. federal income tax purposes.

MLP Affiliates & Other consist of iShares/LLCs and Yieldcos. iShares/LLCs are limited liability companies which hold investments in limited partner interests and issue distributions in the form of additional shares, also known as paid-in-kind (PIK) distributions. Yieldcos are entities structured similar to an MLP but without possession of assets that would qualify for pass-through tax treatment and thus are not treated as partnerships for federal income tax purposes.

Pure-Play General Partners are general partners of MLPs structured as C-corporations for federal income tax purposes with either direct economic incentive distribution rights to an underlying MLP or direct ownership in an affiliated general partner entity.

Embedded General Partners are general partners of MLPs structured as C-corporations for federal income tax purposes with ownership in other assets beyond sole economic interests in an MLP.

Major Midstream Companies are entities that own and operate assets used in transporting, storing, gathering, processing, treating, or marketing of natural gas liquids, crude oil and refined products and structured as C-corporations for federal income tax purposes.

The following table summarizes the market value of the Fund’s investments as of July 31, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedules of Investments):

	Total Value at July 31, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Master Limited Partnerships and Related Companies	$8,450	$8,450
Exchange-Traded Fund	247	247
Money Market Mutual Fund	149	149

Total Investments	$8,846	$8,846

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at July 31, 2019.

There were no transfers into or out of Level 3 related to securities held at July 31, 2019.

See Notes to Schedule of Investments

VIRTUS KAR LONG/SHORT EQUITY FUND

SCHEDULE OF INVESTMENTS

(Unaudited)

JULY 31, 2019

($ reported in thousands)

	Shares	Value

COMMON STOCKS—93.6%
Communication Services—7.2%
Alphabet, Inc. Class C(1)(2)	431	$525
Auto Trader Group plc	51,236	336

		861

Consumer Discretionary—8.7%
Home Depot, Inc. (The)	1,788	382
Pool Corp.	1,703	322
Thor Industries, Inc.	5,754	343

		1,047

Consumer Staples—10.3%
Grocery Outlet Holding Corp.(2)	2,610	102
Hormel Foods Corp.	6,986	286
Lamb Weston Holdings, Inc.	8,397	563
Monster Beverage Corp.(2)	4,558	294

		1,245

Financials—18.4%
Berkley (W.R.) Corp.	3,625	252
FactSet Research Systems, Inc.(1)	1,237	343
Moelis & Co. Class A	9,691	353
Moody’s Corp.	1,730	371
Primerica, Inc.(1)	4,355	534
SEI Investments Co.	6,191	369

		2,222

Health Care—7.5%
Mettler-Toledo International, Inc.(2)	429	324
Silk Road Medical, Inc.(2)	5,195	225
Zoetis, Inc.	3,044	350

		899

Industrials—14.6%
Expeditors International of Washington, Inc.	4,367	333
Lennox International, Inc.	1,074	276
Old Dominion Freight Line, Inc.	2,215	370
TransUnion	5,149	426
Verisk Analytics, Inc.(1)	2,306	350

		1,755

Information Technology—20.9%
Avalara, Inc.(2)	3,497	285
CDW Corp.(1)	3,102	367
CoreLogic, Inc.(2)	7,712	351
DocuSign, Inc.(2)	5,508	285

	Shares	Value

Information Technology—continued
Intuit, Inc.(1)	1,040	$288
Jack Henry & Associates, Inc.(1)	1,593	223
Trade Desk, Inc. (The) Class A(2)	1,211	319
Visa, Inc. Class A	2,270	404

		2,522

Materials—3.0%
Scotts Miracle-Gro Co. (The)	3,246	364

Real Estate—3.0%
Lamar Advertising Co. Class A	4,421	358

TOTAL COMMON STOCKS
(Identified Cost $10,010)		11,273

TOTAL LONG-TERM INVESTMENTS—93.6%
(Identified Cost $10,010)		11,273

SHORT-TERM INVESTMENT—5.9%
Money Market Mutual Fund—5.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.22%) Class I(3)	709,058	709

TOTAL SHORT-TERM INVESTMENT
(Identified Cost $709)		709

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT—99.5%
(Identified Cost $10,719)		11,982

SECURITIES SOLD SHORT(4) —(21.4)%
Communication Services—(1.3)%
WideOpenWest, Inc.(5)	(19,851)	(151)

Consumer Discretionary—(2.4)%
Groupon, Inc.(5)	(43,881)	(138)
H&R Block, Inc.	(5,221)	(145)

		(283)

Consumer Staples—(1.2)%
Flowers Foods, Inc.	(6,249)	(148)

Financials—(4.8)%
Focus Financial Partners, Inc. Class A(5)	(5,095)	(142)
LendingClub Corp.(5)	(9,869)	(146)

	Shares	Value
Financials—continued
Third Point Reinsurance, Ltd.(5)	(13,907)	$(140)
Waddell & Reed Financial, Inc. Class A	(8,864)	(155)

		(583)

Industrials—(6.7)%
ACCO Brands Corp.	(18,720)	(183)
Allison Transmission Holdings, Inc.	(3,191)	(147)
ArcBest Corp.	(5,436)	(163)
Deluxe Corp.	(3,533)	(158)
Werner Enterprises, Inc.	(4,783)	(158)

		(809)

Information Technology—(1.3)%
Endurance International Group Holdings, Inc.(5)	(33,815)	(160)

Real Estate—(3.7)%
Paramount Group, Inc.	(9,933)	(137)
Regency Centers Corp.	(2,234)	(149)
Retail Opportunity Investments Corp.	(8,584)	(156)

		(442)

TOTAL SECURITIES SOLD SHORT
(Proceeds $(2,576))		(2,576)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT—78.1%
(Identified Cost $8,143)		$9,406
Other assets and liabilities, net—21.9%		2,640

NET ASSETS—100.0%		$12,046

Footnote Legend:

(1)	All or portion segregated as collateral for securities sold short.
(2)	Non-income producing.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)

The Fund is contractually responsible to the lender for any dividends payable and interest accrued on securities while those securities are in a short position. These dividends and interest are recorded as an expense of the Fund.

(5)	No dividend expense on security sold short.

See Notes to Schedule of Investments

VIRTUS KAR LONG/SHORT EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JULY 31, 2019

($ reported in thousands)

The following table summarizes the market value of the Fund’s investments as of July 31, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedules of Investments):

	Total Value at July 31, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$11,273	$10,937	$336
Money Market Mutual Fund	709	709	—

Total Assets	11,982	11,646	336

Liabilities:
Equity Securities:
Common Stocks	(2,576)	(2,576)	—

Total Liabilities	(2,576)	(2,576)	—

Total Investments	$9,406	$9,070	$336

There were no securities valued using significant unobservable inputs (Level 3) at July 31, 2019.

There were no transfers into or out of Level 3 related to securities held at July 31, 2019.

See Notes to Schedule of Investments

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

JULY 31, 2019

Note 1. Security Valuation

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Each Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Note 2. Restricted Securities

($ reported in thousands)

Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category.

Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

The following Fund held securities considered to be restricted at July 31, 2019:

Fund	Investment	Date of Acquisition	Cost	Value	Percentage of Net Assets
Aviva Multi-Strategy Target Return Fund	Safran SA	2/16/2018	$27	$36	0.1%

For additional information about significant accounting policies, refer to Funds’ most recent semi or annual report.